Equity	9 Months Ended
Sep. 30, 2025
Class of Stock [Line Items]
Equity	Equity
Common shares
The Company is authorized to issue an unlimited number of common shares, without par value, for unlimited consideration. The common shares are not redeemable or convertible. Dividends are declared by the Board at its discretion. Historically, the Board has declared dividends on a quarterly basis and the amount can vary from quarter to quarter.
The Company issued shares of common stock in settlement of vested RSUs, during the year ended December 31, 2024, and December 31, 2023. There were 25,895,612 common shares issued and outstanding at December 31, 2024 (December 31, 2023 – 25,733,735). The Company issued 161,877 shares (net of tax) in respect of vested RSUs (inclusive of Dividend Equivalent Units (“DEUs”)) during the year ended December 31, 2024. The Company issued an aggregate of 357,142 common shares in consideration for the acquisition of a minority interest in Marret Asset Management Inc., and an aggregate of 3,186,398 common shares as partial consideration for the acquisition of Ovation, during the year ended December 31, 2023. There were no other transactions with shareholders for the years ended December 31, 2024 and December 31, 2023.
Preference shares
The Company is authorized to issue an unlimited number of preference shares, without par value, in series, for unlimited consideration. There were no preference shares outstanding as of December 31, 2024, and December 31, 2023.
Dividends
Dividends to the Company's shareholders are recorded on the declaration date. The payment of any cash dividend to shareholders of the Company in the future will be at the discretion of the Board and will depend on, among other things, the financial condition, capital requirements and earnings of the Company, and any other factors that the Board may consider relevant.
The Business Corporations Act (Ontario) (“OBCA”) provides that a corporation may not declare or pay a dividend if there are reasonable grounds for believing that the corporation is, or would be after the payment of the dividend, unable to pay its liabilities as they become due or the realizable value of its assets would thereby be less than the aggregate of its liabilities and stated capital of all classes of shares of its capital. Furthermore, holders of common shares may be subject to the prior dividends rights of holders of preference shares, if any, then outstanding.
The following table reflects the distributions declared on the common shares of the Company during the years ended December 31, 2024, and December 31, 2023:

			Dividend amount per share		Total dividend amount
Declaration Date	Record Date	Payment Date	CAD	USD (1)	CAD	USD (1)
March 13, 2024	March 25, 2024	April 2, 2024	$0.020	$0.015	$516	$383
May 9, 2024	May 22, 2024	May 31, 2024	0.020	0.015	516	375
August 8, 2024	August 22, 2024	August 30, 2024	0.020	0.015	516	375
November 7, 2024	November 22, 2024	November 29, 2024	0.020	0.014	518	373
					$2,066	$1,506
March 22, 2023	April 4, 2023	April 14, 2023	$0.020	$0.016	$444	$324
May 10, 2023	May 18, 2023	May 31, 2023	0.020	0.015	444	331
August 9, 2023	August 22, 2023	August 31, 2023	0.020	0.015	515	386
November 8, 2023	November 20, 2023	November 30, 2023	0.020	0.015	515	373
					$1,918	$1,414
______________
(1)Dividends are issued and paid in CAD. For reporting purposes, amounts recorded in equity are translated to USD using the daily exchange rate on the date of declaration.
Warrants
In connection with the private placement on July 20, 2021, the Company issued an aggregate of 76,923 broker warrants, each of which is exercisable to acquire one common share at any time up to January 20, 2023 at an exercise price of C$3.90. All broker warrants expired unexercised during 2023. The Company issued to shareholders who made an election to acquire warrants under the Arrangement warrants to acquire an aggregate of 20,468,128 common shares of the Company (the “Arrangement Warrants”). As a result of a share consolidation completed on December 3, 2019, every eight (8) Arrangement Warrants entitled the holder to receive, upon exercise, one common share of the Company at a price of C$6.16 per common share. The Arrangement Warrants are exercisable at any time up to October 19, 2025. Accordingly, an aggregate of up to 2,558,516 common shares are issuable upon the exercise of the 20,468,128 outstanding Arrangement Warrants as at December 31, 2024 and December 31, 2023.
Separately on January 26, 2024, the Company issued 50 common share purchase warrants for each of the 18,752 Debenture Units (“Debenture Units”) that were issued on a non-brokered private placement (refer to Note 12 Debt obligations for further detail). Each of the debt warrants is exercisable to acquire one common share of the Company at a price of C$2.75 per share for a period of eight (8) years, from the issuance thereof, provided that the warrants are not permitted to be exercised within the first twelve (12) months from the issuance thereof. Accordingly, an aggregate of up to 937,600 common shares are issuable upon the exercise of the 937,600 outstanding debt warrants as at December 31, 2024.
Accumulated other comprehensive income (loss)

	Unrealized investment gains (losses) on available-for-sale securities	Unrealized gains (losses) on hedging instruments	Remeasurement gains (losses) on future policy benefits related to discount rate	Cumulative translation adjustment	Accumulated other comprehensive income (loss)
Balance at December 31, 2023	$(28,872)	$—	$77,816	$(21,858)	$27,086
Other comprehensive income (loss), before reclassifications	7,902	(5,192)	7,593	—	10,303
Less: reclassification adjustments for gains (losses) realized	(348)	—	—	—	(348)
Less: Income tax expense (benefit)	—	—	—	—	—
Balance at December 31, 2024	$(21,318)	$(5,192)	$85,409	$(21,858)	$37,041

	Unrealized investment gains (losses) on available-for-sale securities	Unrealized gains (losses) on hedging instruments	Remeasurement gains (losses) on future policy benefits related to discount rate	Cumulative translation adjustment	Accumulated other comprehensive income (loss)
Balance at December 31, 2022	$(40,643)	$—	$99,739	$(21,858)	$37,238
Other comprehensive income (loss), before reclassifications	11,513	—	(21,923)	—	(10,410)
Less: reclassification adjustments for gains (losses) realized	258	—	—	—	258
Less: Income tax expense (benefit)	—	—	—	—	—
Balance at December 31, 2023	$(28,872)	$—	$77,816	$(21,858)	$27,086
Note 19. Equity
Common shares
The number of shares issued and outstanding, earnings per share, additional paid-in capital, dividends paid per share and all references to share quantities of the Company have been retrospectively adjusted to reflect the Company’s existing capital structure post merger with TURN. Refer to Note 3. Business combinations for further detail.
The Company is authorized to issue 150 million common shares, par value $0.001 per share. The common shares are not redeemable or convertible. Dividends are declared by the Company’s Board of Directors (the “Board”) at its discretion. Historically, the board of directors of Legacy Mount Logan has declared dividends on a quarterly basis and the amount could vary from quarter to quarter.
As of September 30, 2025, there were 12,786,792 common shares issued and outstanding (September 30, 2024 – 6,110,449). The Company issued 382,809 shares (net of tax) in respect of vested RSUs (inclusive of Dividend Equivalent Units (“DEUs”)), 4,101 shares in satisfaction of debt obligations owed in connection with the provision of certain consulting services, 637,880 common shares for the minority investment in Runway Growth Capital LLC (“Runway”), 122,308 common shares for the further investment in a Canadian fixed income manager, and 5,666,700 shares for the reverse acquisition of TURN during the nine months ended September 30, 2025. The issuances of these shares occurred for common stock in the Company both pre- and post-Business Combination. Upon the completion of the Business Combination, the outstanding common shares of Legacy Mount Logan were converted into the common shares of the Company. Subsequent to the Business Combination, the Company repurchased 160,637 common shares. The Company issued 15,160 shares (net of tax) in respect of vested RSUs (inclusive of DEUs) during the nine months ended September 30, 2024. There were no other transactions with shareholders for the three and nine months ended September 30, 2025 and 2024.
Preferred shares
The Company is authorized to issue 50 million preferred shares, par value $0.001 per share. There were no preferred shares issued or outstanding as of September 30, 2025 and December 31, 2024.
Dividends
Dividends to the Company's shareholders are recorded on the declaration date. The payment of any cash dividend to shareholders of the Company in the future will be at the discretion of the Board and will depend on, among other things, the financial condition, capital requirements and earnings of the Company, and any other factors that the Board may consider relevant.
The following table reflects the distributions declared on the common shares of the Company during the nine months ended September 30, 2025 and September 30, 2024:

			Dividend amount per share		Total dividend amount
Declaration Date	Record Date	Payment Date	CAD	USD ¹	CAD	USD ¹
March 13, 2025	April 3, 2025	April 10, 2025	$0.08	$0.06	$573	$399
May 15, 2025	May 27, 2025	June 2, 2025	0.08	0.06	573	410
August 7, 2025	August 19, 2025	August 25, 2025	0.08	0.06	586	427
					$1,732	$1,236

			Dividend amount per share		Total dividend amount
Declaration Date	Record Date	Payment Date	CAD	USD ¹	CAD	USD ¹
March 13, 2024	March 25, 2024	April 2, 2024	$0.08	$0.06	$516	$383
May 9, 2024	May 22, 2024	May 31, 2024	0.08	0.06	516	375
August 8, 2024	November 22, 2024	November 29, 2024	0.08	0.06	518	375
					$1,550	$1,133
_______________
(1)Dividends were issued and paid in CAD. For reporting purposes, amounts recorded in equity were translated to USD using the daily exchange rate on the date of declaration. Going forward, the Company expects to declare and pay dividends in USD.
Warrants
On October 19, 2018, Legacy Mount Logan announced the completion of a plan of arrangement under the provisions of the Business Corporations Act (Ontario) pursuant to which, among other things, each common share in the capital of Legacy Mount Logan was exchanged for one common share in the capital of the company created pursuant to the arrangement and pursuant to which Legacy Mount Logan changed its name from Marret Resource Corp. to Mount Logan Capital Inc. (the “Arrangement”). Upon closing of the Arrangement and in accordance with the terms of the Arrangement, Legacy Mount Logan issued to shareholders who made an election to acquire warrants under the Arrangement warrants to acquire an aggregate of 20,468,128 common shares of Legacy Mount Logan (the “Arrangement Warrants”). As a result of a share consolidation completed on December 3, 2019, every eight (8) Arrangement Warrants entitled the holder to receive, upon exercise, one common share of Legacy Mount Logan at a price of C$6.16 per common share. On September 12, 2025, the Company completed a business combination pursuant to which the businesses of Legacy Mount Logan and 180 Degree Capital Corp., a corporation organized under the laws of the State of New York (“180 Degree Capital”) were combined, and pursuant to which, among other things, each of 180 Degree Capital and Legacy Mount Logan became direct wholly-owned subsidiaries of the Company and each of the issued and outstanding shares of each of 180 Degree Capital and Legacy Mount Logan were cancelled and (other than with respect to certain excluded shares) converted into the right to receive a certain number of shares of the Company’s common stock (the “Business Combination”). Following the completion of the Business Combination, every 33.78 Arrangement Warrants entitled the holder to receive, upon exercise, one common share of the Company at a price of C$26.01 per share. Accordingly, as at September 30, 2025, an aggregate of up to 606,009 shares of the Company were issuable upon the exercise of the 20,468,128 outstanding Arrangement Warrants. The Arrangement Warrants expired on October 19, 2025
Separately on January 26, 2024, Legacy Mount Logan issued 50 common share purchase warrants (each, a “Debenture Warrant”) for each of the 18,752 debenture units that were issued on a non-brokered private placement (refer to Note 12. Debt obligations for further detail). Each Debenture Warrant was exercisable to acquire one common share of Legacy Mount Logan at a price of C$2.75 per share for a period of eight (8) years from the issuance thereof, provided that the Debenture Warrants were not exercisable during the first twelve (12) months following the issuance. Following the completion of the Business Combination, every 4.22 Debenture Warrants entitled the holder to receive, upon exercise, one share of the Company at a price of C$11.61 per share (as adjusted for the Business Combination in accordance with the provisions of a warrant indenture dated as of January 26, 2024, as supplemented by a supplemental warrant indenture dated September 12, 2025 between the Company, Legacy Mount Logan and Odyssey Trust Company). Accordingly, an aggregate of up to 222,079 shares of the Company are issuable upon the exercise of the 937,600 outstanding Debenture Warrants as of September 30, 2025 (December 31, 2024 - 222,079).
Accumulated other comprehensive income (loss)

	Unrealized investment gains (losses) on available-for-sale securities	Unrealized gains (losses) on hedging instruments	Remeasurement gains (losses) on future policy benefits related to discount rate	Cumulative translation adjustment	Accumulated other comprehensive income (loss)
Balance at December 31, 2024	$(21,318)	$(5,192)	$85,409	$(21,858)	$37,041
Other comprehensive income (loss), before reclassifications	5,926	4,193	(15,167)	—	(5,048)
Less: reclassification adjustments for gains (losses) realized	(258)	(1,044)	—	—	(1,302)
Less: Income tax expense (benefit)	—	—	—	—	—
Balance at September 30, 2025	$(15,134)	$45	$70,242	$(21,858)	$33,295

	Unrealized investment gains (losses) on available-for-sale securities	Unrealized gains (losses) on hedging instruments	Remeasurement gains (losses) on future policy benefits related to discount rate	Cumulative translation adjustment	Accumulated other comprehensive income (loss)
Balance at December 31, 2023	$(28,872)	$—	$77,816	$(21,858)	$27,086
Other comprehensive income (loss), before reclassifications	10,848	4,568	(9,740)	—	5,676
Less: reclassification adjustments for gains (losses) realized	43	—	—	—	43
Less: Income tax expense (benefit)	—	—	—	—	—
Balance at September 30, 2024	$(18,067)	$4,568	$68,076	$(21,858)	$32,719

Yukon New Parent, Inc.
Class of Stock [Line Items]
Equity	Stockholder’s Equity
Common stock
New Parent is authorized to issue 1,000 shares of common stock with par value of $0.001 each. As of June 30, 2025 there were 1,000 shares of common stock issued and outstanding. Each share of common stock entitles the holder to one vote.